Impairment Charges and Reversals - Additional Information (Detail) $ in Millions		2 Months Ended	12 Months Ended
	Feb. 28, 2023	Feb. 27, 2023	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
BP-Husky Refining LLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Agreement to purchase remaining ownership	50.00%	50.00%		50.00%
Discounted future cash flows | Minimum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.14
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			$ 0	$ 0
Upstream | Discounted future cash flows | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 0
Significant unobservable input, assets				0.01
Upstream | Discounted future cash flows | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 0
Significant unobservable input, assets				0.05
Upstream | Discounted future cash flows | Minimum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.14
Upstream | Discounted future cash flows | Maximum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.15
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			$ 0
Downstream | Discounted future cash flows | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.15
Downstream | Discounted future cash flows | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.18
Downstream | Growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.02
U.S. Refining | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit				$ 5,400
Sunrise | Discounted future cash flows | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.01
Sunrise | Discounted future cash flows | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.05
Sunrise | Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				0
Sunrise | Upstream | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			$ 0	$ 69
Significant unobservable input, assets				0.01
Sunrise | Upstream | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			$ 0
Sunrise | Upstream | Discounted future cash flows | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 226
Significant unobservable input, assets				0.05
Borger, Wood River, and Lima CGUs | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Reversals (Note 11)				$ 1,200
Superior and Toledo CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 1,500